UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  December 31, 2011

Item 1. Report to Stockholders.

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Annual Report

www.prospectorfunds.com	December 31, 2011

PROSPECTOR FUNDS, INC.

February 6, 2012

Dear Shareholders of the Prospector Capital Appreciation Fund and Prospector Opportunity Fund,

It was a strange year, with flight to quality the dominant theme.  Global stock markets were generally weak, while the S&P 500 was essentially flat.  Gold mining equities were flat to down despite elemental gold rising 12% (11th straight up year) while industrial metal prices fell.  Peripheral European sovereign debt markets experienced near panics, but long-dated German, British and U.S. government bonds had sensational returns.  Defensive issues, yield plays and larger non-financials were also preferred by investors.

The world’s central bankers maintained liquidity, while postponing solvency problems and avoided potential investor paper money revulsion.  Underlying entitlement, taxation and general budget problems of western democracies remained unaddressed (our Federal debt grows by $4 billion a day and has almost doubled since 2008) while solutions of broad shared sacrifice seem elusive.  The credit market crisis that began in 2008 has not plunged the world into depression, but it hasn’t been solved either.  It continues morphing in unexpected ways, each generally less threatening than the last.  No one enjoyed 2008, and a repeat is unlikely.  As long as paper money maintains credibility we expect continued gradual financial market improvement.

European socialism continues to unravel.  The latest delaying tactic of the European Central Bank (ECB) involves lending local banks 100¢ on the dollar against three year or less sovereign debts.  This has kept the interest costs of Italy, Spain and others from soaring.  Surprisingly, German taxpayers have swallowed this nonsense, seemingly not recognizing the liability transfer.  Meanwhile, the Greek train wreck continues.  Debt maturities and negative cash flow will likely require significant first quarter borrowings.  Even  if  refinanced  debt  is haircut 50% , who is  going  to  lend  them  this money expecting repayment?  Their private sector looks in recession and doesn’t appear able to support public sector spending even before interest expense.  It may take 20 years for today’s pensioners to die off, thus lowering entitlement costs, and that equation ties only if citizens working today delay retirement.

We are not enamored with the above ECB repo program and other activities of central bankers, including our own Fed.  Regardless, we invest in a financial world they and their political masters dominate.  Currently, and appropriately, they have been intervening to lower interest rates and enhance liquidity, effectively pushing up asset prices.  This wealth effect in turn boosts demand for goods and services, stimulating the economy.  Other effects, pluses and minuses, are also stimulative.  No problem … except as an offset demand needs to be dampened in the good times.  Since the retirement of Fed Chairman Paul Volcker a quarter century ago, this has seldom happened.  The result will likely be eventual inflation.  The Fed’s balance sheet, like the ECB’s, has expanded dramatically and if/when confidence in paper money falters there will be consequences.

Consequences, but exactly what?  This is not a puzzle, where more facts and more analytic effort generate improved insight; it’s more of a mystery.  Watching Italian debt yield fluctuations (remember the repo program) adds little value.  Remember, for every draconian Weimar Republic or Zimbabwe outcome there are scores of excess money creation examples causing inflation but not a worthless currency.  There seems to be a tipping point in all this.  Once people lose confidence in the paper money, the velocity of money soars as they try to minimize holding period losses.  A vicious circle of preemptive buying, speculation and ever worsening perceptions typically ensues.  More likely, is a scenario of moderate reported inflation until such time as we have an economic expansion (particularly strong employment) and only then would prices soar.  We can’t predict which will happen or when; it’s unknowable to us and the manipulative central bankers.

PROSPECTOR FUNDS, INC.

What garnered less attention, and may be of equal concern to equity markets in the upcoming weeks, is the rising tensions in the Middle East.  Four nuclear scientists have been recently killed in Iran in a string of events impacting the nation’s nuclear program that also include computer viruses and unexplained explosions.  Tehran claims to have evidence of U.S. involvement in the killing and have sent a letter of condemnation to U.S. officials.  After years of international sanctions, the U.S. recently signed new measures that make it nearly impossible for most countries to purchase Iranian oil.  Thus Iran may fail to sell its nearly 3 million barrels per day of exports which fuel its economy.  The potential for an easing of tensions looks remote.

Prospector Capital Appreciation Fund Highlights

Marathon Oil was our biggest individual 2011 results contributor, benefitting from a corporate restructuring we had long anticipated.  The firm split; the exploration and production (E&P) operation (60% of value) dividended out a currently well-positioned refining and marketing (R&M) entity.  In response to the restructuring and the significant associated price appreciation, we sold about one fifth of the E&P company and all of the R&M spinoff.  (Blame formative years in a refinery town.)  This was the portfolio’s largest sale in a year of reasonably low turnover.

Our second best performance contributor was First Energy, an electric utility largely serving Ohio and Pennsylvania.  Corporate action again contributed (we owned acquired Allegheny Energy) and further benefitted from strong utility sector outperformance generally.  We have moved (glacially) toward increased “blue chip” exposure and two of these longer term holdings, Automatic Data Processing and Pfizer, were solid performers.  Domtar, a forest resource company, rounds out our top contributors’ list.

Hess Corporation was our largest purchase  an elegant replacement for our Marathon sales.  It has both U.S. on-shore oil production growth and a refining and marketing operation.  Johnson and Johnson and Wal-Mart were major purchases that fit our expanding blue chip exposure.

The year’s biggest disappointment was our convertible bonds.  In the past, they have usually dampened our volatility  underperforming in good markets and outperforming in bad.  Not so in 2011.  This asset class was hurt by rising credit spreads (the differential between high quality and lower quality bonds’ interest rates) as investors generally shunned riskier securities.  We compounded this background problem with a large position in USEC converts, a nuclear fuel producer.  USEC was hurt by the Japanese earthquake/tsunami and our government’s vacillating nuclear power policy.  It was our largest performance detractor.

Prospector Opportunity Fund Highlights

American Medical Holdings was our largest individual gainer in 2011 as the company agreed to be acquired at a significant premium in an all cash deal by Endo Pharmaceuticals.  Other contributors from the healthcare area included Pfizer, Merck, and Haemonetics.  Not surprisingly as the economic recovery stalled in the second half, the less cyclical healthcare sector generated solid relative performance.

Our next best individual performer was Church and Dwight, a consumer products company best known for its Arm & Hammer products.  This long time holding of the Fund continues to generate solid free cash flow from its portfolio of brands while carefully managing capital.  The consumer staples category was our leading contributor to performance in 2011.

Our largest two detractors were in the energy area.  Concurrent with the slowing economy and weak third quarter stock market, the price of oil took a tumble.  Although the oil price recovered in the fourth quarter, energy stocks

PROSPECTOR FUNDS, INC.

 remained laggards.  We like to invest in mid major energy companies such as Hess and Nexen that own large scale projects that might prove attractive acquisition targets for the major oil companies.

Financial shares were also weak in 2011.  As recently as 2007, financial stocks represented 22% of the market value and a higher percentage of the earnings of the unmanaged S&P 500, both significantly above the long term average.  Since then, the earnings have been decimated by write offs of inflated asset values and lower spreads from declining interest rates and flattening yield curves, all related to the financial crisis.  By year end 2011, after a miserable negative 18% twelve month return, financial stocks comprise only 13% of the S&P 500 while generating only 18% of earnings.  Moreover the bloom is off the rose as far as the popularity of investing in financial assets.  Investor fatigue is omnipresent, and financial stock investing has lost its luster.  This represents a more solid foundation to generate potential future returns.

Within the landscape of financial services, property & casualty insurance represent our favorite sector.  Industry pricing has been, in our estimation, outpacing expected claim cost inflation for the first time in 5 years.  Catastrophe-exposed property risks have been experiencing the largest increase as a result of 2011 going into the books as the costliest year on record.  More than $100 billion of insured losses occurred.  The earthquake and subsequent tsunami in Japan alone caused economic losses of $210 billion, the most expensive event of all time.  Your portfolio favors catastrophe-exposed reinsurers over predominantly casualty writers.  Although we clearly have been in a period of high catastrophe losses, a more benign loss year, in combination with the aforementioned rate-driven revenue increases, could be a powerful earnings and book value driver.

Outlook

It’s always easier to write convincingly about negatives than positives, and today is no exception.  European sovereign debt concerns, our own budgetary problems, corporate/government pension underfunding, Iran-emboldened by our Iraq withdrawal, North Korea, peak oil concerns, the list is daunting.  But bargains are never abundant when the skies are sunny … and we see bargains aplenty.  Admittedly some were purchased at higher prices, and our egos have suffered, but in our view the portfolio’s potential for appreciation looks significant going forward.  We like what we own and what we are buying.

In closing, we remind ourselves and our partners of Prospector’s two cardinal rules of investing:  One – try not to lose money.  Two – do not forget rule number one.

Respectfully submitted,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

PROSPECTOR FUNDS, INC.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may hold restricted securities purchased through private placements.  Such securities can be difficult to sell without experiencing delays or additional costs.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the prospectus.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Book Value is the total value of the company’s assets that shareholders would theoretically receive if a company were liquidated.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments section in this report for a full listing of the Funds holdings.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC.

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

			Since Inception(1) to
	One Year	Three Year	December 31, 2011
Capital Appreciation Fund	-4.00%	13.83%	1.78%
S&P 500 Index(2)	2.11%	14.11%	-2.32%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

			Since Inception(1) to
	One Year	Three Year	December 31, 2011
Opportunity Fund	-0.21%	13.74%	4.19%
Russell 2000 Index(2)	-4.18%	15.63%	-0.55%
Russell Midcap Index(3)	-1.55%	20.17%	-0.48%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index. This index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Expense Example
December 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 – December 31, 2011).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (07/01/11)	Value (12/31/11)	(07/01/11 to 12/31/11)

Capital Appreciation Actual(2)	$1,000.00	$940.50	$7.34
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,017.64	7.63

Opportunity Actual(2)	1,000.00	949.90	7.37
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,017.64	7.63

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.50% and 1.50% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended December 31, 2011 of -5.95% and -5.01% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of December 31, 2011(1)(2)

Capital Appreciation Fund

Top 10 Holdings (% of net assets) (Unaudited)
as of December 31, 2011(1)(3)

Capital Appreciation Fund

E.I. Du Pont de Nemours	3.9%
Automatic Data Processing	3.7%
Gold Fields - ADR	3.5%
Anixter International, 1.000%, 02/15/2013	3.1%
Newmont Mining	3.1%
Barrick Gold	3.0%
Johnson & Johnson	2.6%
Nexen	2.6%
Pfizer	2.5%
USEC, 3.000%, 10/01/2014	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	Invesco Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of December 31, 2011(1)(2)

Opportunity Fund

Top 10 Holdings (% of net assets) (Unaudited)
as of December 31, 2011(1)(3)

Opportunity Fund

Newmont Mining	3.3%
Platinum Underwriters Holdings	3.0%
Hess	2.3%
CNA Financial	2.2%
Franklin Resources	2.0%
Leucadia National	1.8%
Cisco Systems	1.6%
Sara Lee	1.6%
Clorox	1.6%
Invesco	1.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	Invesco Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Schedule of Investments
December 31, 2011

Capital Appreciation Fund
Description	Shares	Value

COMMON STOCKS – 71.6%

Banks – 0.2%
Charter Financial	8,600	$79,636
Waterstone Financial*	6,400	12,288
		91,924
Chemicals – 3.9%
E.I. Du Pont de Nemours	45,700	2,092,146

Consumer Discretionary – 2.2%
Beam	13,100	671,113
Cablevision Systems, Class A	9,500	135,090
DreamWorks Animation SKG, Class A*	22,200	368,409
		1,174,612
Consumer Staples – 9.4%
Campbell Soup	21,200	704,688
Coca-Cola	2,900	202,913
Coca Cola Enterprises	23,600	608,408
Sara Lee	36,100	683,012
SUPERVALU	30,100	244,412
Tootsie Roll Industries	33,711	797,939
Walgreen	25,800	852,948
Wal-Mart Stores	16,000	956,160
		5,050,480
Energy – 10.1%
Clayton Williams Energy*	13,400	1,016,792
Hess	19,100	1,084,880
Marathon Oil	26,100	763,947
Murphy Oil	5,000	278,700
Nexen	86,500	1,376,215
Repsol YPF – ADR	27,700	845,127
Suncor Energy	3,100	89,373
USEC*	6,000	6,840
		5,461,874
Healthcare – 6.6%
Abbott Laboratories	13,700	770,351
Johnson & Johnson	21,400	1,403,412
Pfizer	62,600	1,354,664
		3,528,427

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Capital Appreciation Fund
Description	Shares	Value

COMMON STOCKS – 71.6% (Continued)

Industrials – 1.2%
Curtiss-Wright	13,300	$469,889
Fortune Brands Home & Security*	11,400	194,142
		664,031
Information Technology – 5.8%
Automatic Data Processing	37,300	2,014,573
Corning	25,800	334,884
Microsoft	4,800	124,608
Xerox	81,700	650,332
		3,124,397
Insurance – 10.0%
Alterra Capital Holdings	18,500	437,155
Arch Capital Group*	6,700	249,441
Berkshire Hathaway, Class B*	10,700	816,410
CNA Financial	3,800	101,650
Donegal Group, Class A	10,100	143,016
First American Financial	23,700	300,279
Loews	30,600	1,152,090
Montpelier Re Holdings	17,400	308,850
Platinum Underwriters Holdings	37,300	1,272,303
State Auto Financial	42,500	577,575
		5,358,769
Metals & Mining – 11.2%
AngloGold Ashanti – ADR	19,600	832,020
Barrick Gold	35,100	1,588,275
Gold Fields – ADR	123,100	1,877,275
Kinross Gold	7,500	85,500
Newmont Mining	27,800	1,668,278
		6,051,348
Paper & Forest Products – 3.1%
Domtar	15,801	1,263,448
Neenah Paper	17,800	397,296
		1,660,744
Real Estate – 2.4%
Forestar Group*	21,400	323,782
Post Properties	22,400	979,328
		1,303,110

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Capital Appreciation Fund
Description	Shares	Value

COMMON STOCKS – 71.6% (Continued)

Telecommunication Services – 1.0%
Telephone & Data Systems	20,100	$520,389

Utilities – 4.5%
FirstEnergy	18,354	813,082
GenOn Energy*	389,154	1,015,692
Public Service Enterprise Group	17,800	587,578
		2,416,352
Total Common Stocks
(Cost $37,860,725)		38,498,603
	Par
CONVERTIBLE BONDS – 22.2%

Consumer Staples – 2.9%
Archer Daniels
0.875%, 02/15/2014	$1,075,000	1,080,375
Chiquita Brands
4.250%, 08/15/2016	150,000	128,438
Smithfield Foods
4.000%, 06/30/2013	300,000	367,875
		1,576,688
Diversified Financial Services – 1.2%
Janus Capital Group
3.250%, 07/15/2014	50,000	49,125
Knight Capital
3.500%, 03/15/2015	100,000	89,250
PHH
4.000%, 09/01/2014	625,000	503,125
		641,500
Energy – 2.5%
USEC
3.000%, 10/01/2014	2,875,000	1,333,281

Healthcare – 7.2%
Amgen
0.375%, 02/01/2013	775,000	777,906
Charles River Laboratories International
2.250%, 06/15/2013	575,000	557,031

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Capital Appreciation Fund
Description	Par	Value

CONVERTIBLE BONDS – 22.2% (Continued)

Healthcare – 7.2% (Continued)
Chemed
1.875%, 05/15/2014	$275,000	$257,813
Gilead Sciences
0.625%, 05/01/2013	300,000	346,875
1.000%, 05/01/2014	400,000	438,000
Greatbatch
2.250%, 06/15/2013	750,000	735,937
Hologic
2.000%, 12/15/2037	225,000	214,594
Medtronic, Series B
1.625%, 04/15/2013	550,000	554,125
		3,882,281
Industrials – 1.3%
Alliant Techsystems
3.000%, 08/15/2024	100,000	103,000
AMR
6.250%, 10/15/2014 (a)	75,000	15,938
Trinity Industries
3.875%, 06/01/2036	625,000	610,937
		729,875
Information Technology – 4.5%
Advanced Micro Devices
5.750%, 08/15/2012	475,000	479,750
Anixter International
1.000%, 02/15/2013	1,475,000	1,679,656
Comtech Telecommunications
3.000%, 05/01/2029	225,000	237,094
		2,396,500
Metals & Mining – 1.7%
Kinross Gold
1.750%, 03/15/2028	700,000	683,375
RTI International
3.000%, 12/01/2015	225,000	225,281
		908,656

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Capital Appreciation Fund
Description	Par	Value

CONVERTIBLE BONDS – 22.2% (Continued)

Real Estate – 0.2%
Avatar Holdings
7.500%, 02/15/2016	$100,000	$90,000

Utilities – 0.7%
Unisource Energy
4.500%, 03/01/2035	375,000	403,594
Total Convertible Bonds
(Cost $12,962,960)		11,962,375

CORPORATE BONDS – 1.4%
Utilities – 1.4%
Edison Mission Energy
7.750%, 06/15/2016	200,000	146,000
7.000%, 05/15/2017	925,000	601,250
Total Corporate Bonds
(Cost $911,813)		747,250
	Shares
CONVERTIBLE PREFERRED STOCK – 0.2%
Energy – 0.2%
El Paso Energy Capital Trust
(Cost $85,825)	2,200	101,288

SHORT-TERM INVESTMENT – 4.3%
Invesco Treasury Portfolio, 0.020%
(Cost $2,291,079)	2,291,079	2,291,079

Total Investments – 99.7%
(Cost $54,112,402)		53,600,595
Other Assets and Liabilities, Net – 0.3%		136,227
Total Net Assets – 100.0%		$53,736,822

*Non-income producing security
(a)Security in default
ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments
December 31, 2011

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 89.4%

Banks – 12.4%
AJS Bancorp (a)	8,958	$85,549
Cape Bancorp*	10,900	85,565
Chicopee Bancorp*	26,200	366,800
Clifton Savings Bancorp	27,200	252,416
Fifth Third Bancorp	71,000	903,120
First Connecticut Bancorp	57,800	751,978
Fox Chase Bancorp	25,902	327,142
Guaranty Bancorp*	26,500	38,955
Hampden Bancorp	16,900	199,420
Metro Bancorp*	18,780	157,376
Northern Trust	20,400	809,064
Northwest Bancshares	53,600	666,784
Ocean Shore Holding	4,572	46,634
OmniAmerican Bancorp*	22,000	345,400
Oritani Financial	66,750	852,398
Territorial Bancorp	16,916	334,091
ViewPoint Financial Group	47,100	612,771
Virginia Commerce Bancorp*	35,700	275,961
Westfield Financial	37,300	274,528
		7,385,952
Chemicals – 2.0%
H.B. Fuller	26,200	605,482
RPM International	24,500	601,475
		1,206,957
Consumer Discretionary – 4.7%
American Eagle Outfitters	15,600	238,524
Home Depot	21,700	912,268
Hyatt Hotels, Class A*	7,500	282,300
Matthews International, Class A	19,200	603,456
P. F. Chang’s China Bistro	15,700	485,287
Yum! Brands	4,800	283,248
		2,805,083
Consumer Staples – 9.3%
Church & Dwight	7,800	356,928
Clorox	14,100	938,496
Coca-Cola	5,500	384,835
Lancaster Colony	6,200	429,908

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 89.4% (Continued)

Consumer Staples – 9.3% (Continued)
Molson Coors Brewing, Class B	18,100	$788,074
PepsiCo	11,400	756,390
Sara Lee	49,800	942,216
Treasury Wine Estates	36,966	139,136
Wal-Mart Stores	13,800	824,688
		5,560,671
Containers & Packaging – 0.9%
Silgan Holdings	14,000	540,960

Diversified Financial Services – 7.5%
Citigroup	12,370	325,455
Franklin Resources	12,200	1,171,932
Invesco	46,300	930,167
JPMorgan Chase	26,100	867,825
Leucadia National	46,300	1,052,862
PICO Holdings*	7,900	162,582
		4,510,823
Energy – 6.3%
Clayton Williams Energy*	2,700	204,876
Hess	24,500	1,391,600
Marathon Oil	29,700	869,319
Murphy Oil	14,100	785,934
Nexen	33,000	525,030
		3,776,759
Healthcare – 5.0%
Haemonetics*	3,900	238,758
Johnson & Johnson	9,000	590,220
Merck & Co.	11,248	424,050
Molina Healthcare*	13,050	291,407
Pfizer	29,100	629,723
WellPoint	12,300	814,875
		2,989,033
Industrials – 3.2%
Alliant Techsystems	6,700	382,972
Briggs & Stratton	19,500	302,055
Celadon Group	62,000	732,220

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 89.4% (Continued)

Industrials – 3.2% (Continued)
Graco	5,700	$233,073
Tyco International	5,200	242,892
		1,893,212
Information Technology – 9.2%
Automatic Data Processing	10,000	540,100
BMC Software*	13,500	442,530
Cisco Systems	52,500	949,200
EMC*	13,800	297,252
Microsoft	31,200	809,952
NCR*	24,500	403,270
NetApp*	13,600	493,272
Symantec*	8,800	137,720
VeriSign	20,700	739,404
Xerox	29,170	232,193
Xilinx	13,300	426,398
		5,471,291
Insurance – 17.3%
Aflac	10,900	471,534
Alterra Capital Holdings	35,900	848,317
AON	19,700	921,960
Arthur J. Gallagher	27,200	909,568
Aspen Insurance Holdings	23,100	612,150
Assurant	9,500	390,070
Axis Capital Holdings	11,000	351,560
Catlin Group	24,100	149,221
Chubb	10,800	747,576
Cincinnati Financial	20,500	624,430
CNA Financial	48,200	1,289,350
MetLife	8,500	265,030
Montpelier Re Holdings	20,600	365,650
Platinum Underwriters Holdings	53,200	1,814,653
Progressive	29,300	571,643
		10,332,712
Metals & Mining – 5.7%
Gold Fields – ADR	54,600	832,650
Kinross Gold	44,700	509,580

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Opportunity Fund
Description	Shares	Value

COMMON STOCKS – 89.4% (Continued)

Metals & Mining – 5.7% (Continued)
Newmont Mining	33,100	$1,986,331
Victoria Gold*	134,500	52,150
		3,380,711
Paper & Forest Products – 0.5%
Domtar	3,800	303,848

Real Estate – 1.0%
Forestar Group*	21,300	322,269
Thomas Properties Group	83,000	276,390
		598,659
Utilities – 4.4%
Ameren	2,800	92,764
American Electric Power	6,500	268,515
Empire District Electric	22,000	463,980
FirstEnergy	10,175	450,753
NV Energy	45,600	745,560
Public Service Enterprise Group	7,200	237,672
Unitil	12,800	363,264
		2,622,508
Total Common Stocks
(Cost $51,186,585)		53,379,179
	Par
CONVERTIBLE BONDS – 0.9%

Industrials – 0.5%
Alliant Techsystems
3.000%, 08/15/2024	$325,000	334,750

Metals & Mining – 0.4%
Kinross Gold
1.750%, 03/15/2028 (b)	150,000	146,437
1.750%, 03/15/2028	75,000	73,219
		219,656
Total Convertible Bonds
(Cost $567,394)		554,406

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2011

Opportunity Fund
Description	Par	Value

CORPORATE BONDS – 0.7%

Diversified Financial Services – 0.4%
Leucadia National
7.000%, 08/15/2013	$200,000	$208,000

Information Technology – 0.3%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	183,392

Total Corporate Bonds
(Cost $338,070)		391,392
	Shares
SHORT-TERM INVESTMENT – 9.2%
Invesco Treasury Portfolio, 0.020%
(Cost $5,503,847)	5,503,847	5,503,847

Total Investments – 100.2%
(Cost $57,595,896)		59,828,824
Other Assets and Liabilities, Net – (0.2%)		(114,178)
Total Net Assets – 100.0%		$59,714,646

*	Non-income producing security
(a)
Illiquid Security – A security is considered illiquid if it may not  be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of December 31, 2011, the fair value of this investment was $85,549 or 0.1% of total net assets.  See note 2 in Notes to Financial Statements.

(b)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act Of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of December 31, 2011, the value of this investment was $146,437 or 0.2% of total net assets.

ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Assets and Liabilities
December 31, 2011

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $54,112,402 and $57,595,896 respectively)	$53,600,595	$59,828,824
Cash	2,984	4,256
Receivable for investment securities sold	45,340	180,194
Receivable for dividends and interest	145,633	85,763
Receivable for capital shares sold	114,453	193,202
Prepaid expenses	18,852	18,279
Total assets	53,927,857	60,310,518

LIABILITIES:
Payable for investment securities purchased	54,340	455,828
Payable for capital shares redeemed	7,315	6,823
Payable to adviser, net	39,686	43,277
Accrued distribution fees	6,372	6,159
Accrued expenses and other liabilities	83,322	83,785
Total liabilities	191,035	595,872

NET ASSETS	$53,736,822	$59,714,646

COMPOSITION OF NET ASSETS:
Portfolio capital	$54,327,569	$57,276,927
Distributions in excess of net investment income	(193,063)	(12,696)
Accumulated net realized gain on investments	114,154	217,500
Net unrealized appreciation or depreciation of investments	(511,838)	2,232,915
Total net assets	$53,736,822	$59,714,646
CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	3,606,336	3,593,883

NET ASSET VALUE, REDEMPTION PRICE, AND
OFFERING PRICE PER SHARE	$14.90	$16.62

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Operations
For the Year Ended December 31, 2011

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$559,716	$51,697
Dividend income	762,278	975,556
Less: Foreign taxes withheld	(14,861)	—
Total investment income	1,307,133	1,027,253

EXPENSES:
Investment advisory fees	615,516	593,835
Administration fees	57,473	55,189
Directors’ fees	53,837	47,330
Fund accounting fees	40,270	39,323
Transfer agent fees	37,565	35,732
Distribution fees	31,836	30,139
Legal fees	28,826	27,796
Audit fees	28,098	28,098
Registration fees	22,885	23,993
Other expenses	18,249	15,938
Custodian fees	11,709	10,995
Postage and printing fees	7,518	7,020
Total expenses	953,782	915,388
Less: Fee waivers	(114,442)	(105,613)
Total net expenses	839,340	809,775
NET INVESTMENT INCOME	467,793	217,478

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	1,136,387	2,550,201
Net change in unrealized appreciation
or depreciation of investments	(4,027,600)	(3,229,445)
Net loss on investments	(2,891,213)	(679,244)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(2,423,420)	$(461,766)

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Capital Appreciation Fund
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
OPERATIONS:
Net investment income	$467,793	$369,052
Net realized gain on investments	1,136,387	614,148
Net change in unrealized appreciation
or depreciation of investments	(4,027,600)	4,942,359
Net increase (decrease) resulting from operations	(2,423,420)	5,925,559

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,818,037	13,237,074
Proceeds from reinvestment of distributions	1,324,588	1,236,930
Payments for shares redeemed	(8,165,386)	(5,327,060)
Redemption fees	1,463	1,469
Net increase from capital share transactions	13,978,702	9,148,413

DISTRIBUTIONS PAID FROM:
Net investment income	(598,607)	(435,315)
Net realized gains	(754,823)	(827,499)
Total distributions to shareholders	(1,353,430)	(1,262,814)

TOTAL INCREASE IN NET ASSETS	10,201,852	13,811,158

NET ASSETS:
Beginning of period	43,534,970	29,723,812

End of period (including distributions
in excess of net investment income
of $(193,063) and $(106,690), respectively)	$53,736,822	$43,534,970

TRANSACTIONS IN SHARES:
Shares sold	1,306,362	883,030
Shares issued in reinvestment of distributions	88,661	77,794
Shares redeemed	(523,639)	(356,268)
Net increase	871,384	604,556

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Opportunity Fund
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
OPERATIONS:
Net investment income	$217,478	$185,084
Net realized gain on investments	2,550,201	1,502,770
Net change in unrealized appreciation
or depreciation of investments	(3,229,445)	3,551,411
Net increase (decrease) resulting from operations	(461,766)	5,239,265

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,510,295	11,571,265
Proceeds from reinvestment of distributions	2,590,150	417,731
Payments for shares redeemed	(4,754,057)	(5,299,701)
Redemption fees	1,095	534
Net increase from capital share transactions	25,347,483	6,689,829

DISTRIBUTIONS PAID FROM:
Net investment income	(177,445)	(248,189)
Net realized gains	(2,568,958)	(187,790)
Total distributions to shareholders	(2,746,403)	(435,979)

TOTAL INCREASE IN NET ASSETS	22,139,314	11,493,115

NET ASSETS:
Beginning of period	37,575,332	26,082,217

End of period (including distributions
in excess of net investment income
of $(12,696) and $(45,909), respectively)	$59,714,646	$37,575,332

TRANSACTIONS IN SHARES:
Shares sold	1,558,575	731,881
Shares issued in reinvestment of distributions	155,471	23,925
Shares redeemed	(272,964)	(330,822)
Net increase	1,441,082	424,984

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Capital Appreciation Fund
					September 28, 2007(1)
	Year Ended December 31,				through
	2011	2010	2009	2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$15.92	$13.95	$10.85	$14.94	$15.00

OPERATIONS:
Net investment income	0.15	0.14	0.25	0.08	0.01
Net realized and unrealized
gain (loss) on investments	(0.79)	2.30	3.09	(4.08)	(0.06)
Total from operations	(0.64)	2.44	3.34	(4.00)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.16)	(0.24)	(0.09)	(0.01)
From net realized gains	(0.21)	(0.31)	—	(0.01)	—
Total distributions	(0.38)	(0.47)	(0.24)	(0.10)	(0.01)

Paid in capital from redemption fees	— (2)	— (2)	— (2)	0.01	—

NET ASSET VALUE:
End of period	$14.90	$15.92	$13.95	$10.85	$14.94

TOTAL RETURN	(4.00)%	17.52%	30.74%	(26.67)%	(0.32	)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,737	$43,535	$29,724	$20,091	$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	1.70%	2.01%	2.38%	3.51%	11.28	%(4)
After expense reimbursement	1.50%	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.63%	0.55%	1.27%	(1.07)%	(9.38	)%(4)
After expense reimbursement	0.83%	1.06%	2.15%	0.94%	0.40	%(4)
Portfolio turnover rate	24%	27%	41%	21%	5	%(3)

(1)	Inception date of the fund.
(2)	Less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Opportunity Fund
					September 28, 2007(1)
	Year Ended December 31,				through
	2011	2010	2009	2008	December 31, 2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$17.45	$15.10	$12.04	$14.96	$15.00

OPERATIONS:
Net investment income	0.07	0.09	0.08	0.05	0.02
Net realized and unrealized
gain (loss) on investments	(0.11)	2.47	3.06	(2.92)	(0.01)
Total from operations	(0.04)	2.56	3.14	(2.87)	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.12)	(0.08)	(0.06)	(0.02)
From net realized gains	(0.74)	(0.09)	—	—	(0.03)
Total distributions	(0.79)	(0.21)	(0.08)	(0.06)	(0.05)

Paid in capital from redemption fees	— (2)	— (2)	— (2)	0.01	—

NET ASSET VALUE:
End of period	$16.62	$17.45	$15.10	$12.04	$14.96

TOTAL RETURN	(0.21)%	16.94%	26.10%	(19.14)%	0.11	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,715	$37,575	$26,082	$16,025	$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	1.70%	2.05%	2.51%	4.11%	14.50	%(4)
After expense reimbursement	1.50%	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.20%	0.04%	(0.27)%	(1.96)%	(12.27	)%(4)
After expense reimbursement	0.40%	0.59%	0.74%	0.65%	0.73	%(4)
Portfolio turnover rate	45%	45%	51%	66%	18	%(3)

(1)	Inception date of the fund.
(2)	Less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements
December 31, 2011

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – Portfolio securities which are traded on an exchange are valued at the last sales price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange or for securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available, the latest bid quotation will be used.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Prospector Partners Asset Management, LLC (the “Adviser” or “Investment Manager”) pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique.  These principles establish a three-tier hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which amends the disclosure requirements related to recurring and nonrecurring fair value measurements.  The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers.  Additionally, the guidance requires a rollforward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements).  Other than requiring additional disclosures, the adoption of this new guidance did not have material impact on the financial statements.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2011

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, each Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Fund
Common Stocks	$38,498,603	$—	$—	$38,498,603
Convertible Bonds	—	11,962,375	—	11,962,375
Corporate Bond	—	747,250	—	747,250
Convertible Preferred Stocks	101,288	—	—	101,288
Short-Term Investment	2,291,079	—	—	2,291,079
Total Investments	$40,890,970	$12,709,625	$—	$53,600,595

Opportunity Fund
Common Stocks	$53,379,179	$—	$—	$53,379,179
Convertible Bonds	—	554,406	—	554,406
Corporate Bonds	—	391,392	—	391,392
Short-Term Investment	5,503,847	—	—	5,503,847
Total Investments	$58,883,026	$945,798	$—	$59,828,824

Refer to each Fund’s Schedule of Investments for further sector breakout.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Capital	Opportunity
	Appreciation Fund	Fund
	Common	Common
	Stocks –	Stocks –
	Utilities	Utilities
Balance as of December 31, 2010	$86,000	$10,000
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in net unrealized appreciation	22,133	2,574
Net purchases (sales)	—	—
Transfers out of Level 3	(108,133)	(12,574)
Balance as of December 31, 2011	$—	$—
Net unrealized appreciation (depreciation)
of Level 3 securities as of December 31, 2011	$—	$—

Transfers out of Level 3 are shown using beginning of period values.  During the year ended December 31, 2011, there were no transfers to/from Level 1 or Level 2.  Transfers out of Level 3 relate to the exchange of investment receivables for publicly traded stock.

The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets.  The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2011

written options.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.  As of and for the year ended December 31, 2011, the Funds held no derivative instruments.

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of December 31, 2011, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended December 31, 2011, the following reclassifications were made on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Portfolio
	Income	Gain	Capital
Capital Appreciation Fund	$44,441	$(44,441)	$—
Opportunity Fund	(6,820)	6,820	—

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2011

Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds’ board of directors as reflecting fair value.  Each Fund intends to invest no more than 15% of its total assets in illiquid securities.  Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ board of directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ board of directors.  At December 31, 2011, Prospector Opportunity Fund had investments in illiquid securities with a total value of $85,549 or 0.1% of total net assets.

Information concerning illiquid securities is as follows:

Prospector Opportunity Fund	Shares	Dates Acquired	Cost Basis
AJS Bancorp	8,958	8/08 – 1/11	$119,698

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

Subsequent Events – Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2011, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.  INVESTMENT TRANSACTIONS

During the year ended December 31, 2011, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$25,924,794	$12,187,417
Opportunity Fund	42,785,390	22,191,772

There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2011, were as follows:

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2011

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$5,397,907	$(6,198,381)	$(800,474)	$54,401,069
Opportunity Fund	5,157,480	(2,925,760)	2,231,720	57,597,104

At December 31, 2011, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long-Term	Accumulated	Appreciation	Accumulated
	Income	Capital Gains	Losses	(Depreciation)	Earnings
Capital Appreciation Fund	$7,973	$217,715	$(15,961)	$(800,474)	$(590,747)
Opportunity Fund	151	218,694	(12,846)	2,231,720	2,437,719

As of December 31, 2011, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended December 31, 2011, the Funds do not plan to defer any late year losses.

The tax character of distributions paid during the fiscal year ended December 31, 2011 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$738,372	$615,058	$1,353,430
Opportunity Fund	177,445	2,568,958	2,746,403

The tax character of distributions paid during the fiscal year ended December 31, 2010 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$814,694	$448,120	$1,262,814
Opportunity Fund	210,919	225,060	435,979

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 30, 2013 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2011

such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/12	$209,174	$194,762
12/31/13	177,007	171,081
12/31/14	114,442	105,613
Total	$500,623	$471,456

As of December 31, 2011, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation.  Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis).  All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the year ended December 31, 2011, Capital Appreciation Fund and Opportunity Fund incurred expenses of $31,836 and $30,139, respectively, pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications.  The Funds’ maximum exposure under these arrangements is unknown.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.  THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  One of the more prominent changes addresses capital loss carryforwards.  Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2011

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

7.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” to establish common requirements for measuring fair value and disclosing information about fair value measurements in accordance with GAAP and IFRS.  ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments.

PROSPECTOR FUNDS, INC.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Prospector Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Prospector Funds, Inc., comprised of, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (the Funds) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and financial highlights for each of the periods indicated therein.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 24, 2012

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited)
December 31, 2011

Board Approval of Investment Advisory Agreement

The Corporation’s independent directors (the “directors”) unanimously approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between the Funds and the Investment Manager at a Board of Director’s meeting held on September 7, 2011.

In preparation for the meeting, the directors had requested from the Investment Manager and evaluated a memorandum providing certain information requested by the Board pursuant to Section 15(c) of the 1940 Act, including (i) expense, compliance and other information as it relates to the Investment Manager; (ii) performance of other accounts managed by its affiliate Prospector Partners, LLC with similar investment objectives derived from data compiled by the Investment Manager and (iii) expense and other information for other registered investment companies with similar investment objectives derived from data compiled by the Investment Manager based upon comparative peer groups selected in consultation with the independent directors.  Prior to voting, the directors reviewed the proposed approval of the Advisory Agreement with management and with counsel to the Corporation and reviewed a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval.  In reaching their determinations relating to approval of the continuance of the Advisory Agreement, the directors considered all factors they believed relevant including the following:

1.	the nature, extent and quality of investment, and other services to be rendered by the Investment Manager;

2.	payments to be received by the Investment Manager from all sources with respect to the Funds;

3.	comparative fee and expense data for the Funds and other investment companies with similar investment objectives;

4.	the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors;

5.
the Investment Manager’s policies and practices regarding allocation of portfolio transactions of the Funds, including the extent to which the Investment Manager may benefit from soft dollar arrangements;

6.	fall-out benefits which the Investment Manager and its affiliates may receive from their relationships to the Funds;

7.	information about fees charged by the Investment Manager to other clients with similar investment objectives;

8.	the professional experience and qualifications of the Funds’ portfolio managers and other senior personnel of the Investment Manager;

9.	profitability of the Investment Manager; and

10.	the terms of the Advisory Agreement.

The directors also considered their overall confidence in the integrity and competence of the Investment Manager and the portfolio managers.  In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.  The directors determined that the overall arrangements between the Funds and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the directors reaching their determinations to approve the continuance of the Advisory Agreement (including their determinations that the Investment Manager

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2011

should be the investment adviser for the Funds, and that the fees payable to the Investment Manager pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Investment Manager

The directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the directors, administers the Funds’ business and other affairs.  The Investment Manager manages the investment of the assets of the Funds, including making purchases and sales of portfolio securities consistent with each Fund’s investment objective and policies.

The directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement.  The directors considered the quality of the investment research capabilities of the Investment Manager and the other resources it proposes to dedicate to performing services for the Funds.  The directors also considered the portfolio managers’ experience, reputation and investment philosophy.  The quality of administrative and other services also were considered.  The directors concluded that, overall, they were satisfied with the nature, extent and quality of services proposed to be provided to the Funds under the Advisory Agreement.

Investment Manager Fees; Performance of the Fund

The directors considered the advisory fee rate paid by the Funds to the Investment Manager and information prepared by the Investment Manager based upon the peer groups selected by the independent directors concerning fee rates paid by other comparable funds.  The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds, but determined that the proposed advisory fee rate was in line with other comparable funds.

The directors also considered the performance of each Fund compared to each Fund’s benchmarks and industry averages.  The directors noted that from the period from inception through June 30, 2011, each Fund was in the top quartile for performance compared to its peer group.  The directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned, was in line with comparable funds.

Other Fund Expenses

The directors also considered the total expense ratio of the Funds in comparison to the fees and expenses of the funds included in the comparison.  The directors noted that the expense ratios of some of the comparable funds also were lower because of waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.  In particular, the directors noted that the Investment Manager’s fee waiver pursuant to the Fee Waiver and Expenses Reimbursement Agreement was contractual in nature and customary for the industry.  The directors concluded that the Funds’ expense ratio was satisfactory.  Finally, the directors noted that there may be economies of scale as the Funds grow and concluded that it may be appropriate to consider those issues in the future.

Investment Manager Profitability

The directors noted that the Investment Manager also provides the Funds with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any other retained by the Funds) and executive and other personnel as are necessary for the Funds’ operations.  The directors considered that the Investment Manager pays all of the compensation of the officers of the Company that are affiliated persons of the Investment Manager, pays a portion of the insurance costs and paid the cost of the organization of the Funds (without reimbursement).

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2011

The directors also noted that the Investment Manager has contractually agreed to waive, through September 30, 2013, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Under the terms of the Waiver and Expense Reimbursement Agreement at the present asset levels of the Funds, the Investment Manager has received a significant portion of its management fee amounts.  It was also noted that the Investment Manager does not receive “fall out” benefits commonly received by managers of mutual funds that provide transfer agency, distribution or printing services in-house.  The directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was profitable based upon the expenses.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2011

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 85.14% and 100.00% for the Capital Appreciation Fund and Opportunity Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2011 were 84.25% and 100.00% for the Capital Appreciation Fund and Opportunity Fund, respectively.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2011 were 41.08% and 5.73% for the Capital Appreciation Fund and Opportunity Fund, respectively.

The percent of ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended December 31, 2011 were 18.93% and 0.00% for the Capital Appreciation Fund and Opportunity Fund, respectively (unaudited).

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2011

DIRECTORS & OFFICERS

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Independent Board Members

Harvey D. Hirsch*	Director	Indefinite;	Senior Vice President,	2	None.
Year of Birth: 1941		Since	Marketing, Van Eck
		September 7,	Associates Corporation,
		2007	an investment adviser,
since May 2007.
Independent (self-employed)
marketing consultant from
1996 to May 2007.

Joseph Klein III*	Director	Indefinite;	Managing Director of Gauss	2	BioMarin
Year of Birth: 1961		Since	Capital Advisors, LLC,		Pharmaceuticals,
		September 7,	a financial consulting and		Inc.
		2007	investment advisory firm		ISIS
			focused on biopharmaceuticals		Pharmaceuticals,
			since he founded the company		Inc.
			in March 1998.		OSI
			Founding Venture Partner of		Pharmaceuticals,
			Red Abbey Venture Partners, LP,		Inc.
			a private health venture fund,		Savient
			from September 2003 through		Pharmaceuticals,
			December 2008.		Inc.
PDL
BioPharma,
Inc.
NPS
Pharmaceuticals,
Inc.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2011

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Roy L. Nersesian*	Director	Indefinite;	Associate professor of the	2	None
Year of Birth: 1939		Since	School of Business, Monmouth
		September 7,	University, since September 1985.
		2007	Adjunct Professor of the Center
for Energy and Marine
Transportation, Columbia
University, since September 2000.
Consultant, Poten & Partners,
provider of brokerage and
consulting services to the energy
and ocean transportation industries,
since September 1992.

John T. Rossello, Jr.*	Director	Indefinite;	Retired.	2	None
Year of Birth: 1951		Since	Partner at
		September 7,	Pricewaterhouse Coopers LLP
		2007	from October 1988
to June 2007.

Interested Board Members and Officers

John D. Gillespie†*	Director	Indefinite;	Managing member of	2	White
Year of Birth: 1959	President	Since	the Investment Manager.		Mountains
		September 7,	Managing member of the		Insurance
		2007	Prospector Partners, LLC, an		Group, Ltd.
affiliate of the Investment
Manager, and portfolio manager
of the investment funds
sponsored by Prospector
Partners, LLC since 1997.
Chairman and President of
White Mountains Advisors,
an investment adviser,
from 2002 to 2005.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2011

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Richard P. Howard	Executive	Indefinite;	Portfolio Manager at	N/A	OneBeacon
Year of Birth: 1946	Vice	Since	the Investment Manager.		Insurance
	President	September 7,	Portfolio Manager at		Group, Ltd.
		2007	Prospector Partners, LLC
since August 2005.
Managing Director of White
Mountains Advisors, LLC from
2001 to August 2005.
Senior Vice President of
OneBeacon Insurance Group
from 2001 to August 2005.

Kevin R. O’Brien	Executive	Indefinite;	Portfolio Manager at	N/A	None
Year of Birth: 1963	Vice	Since	the Investment Manager.
	President	September 7,	Portfolio Manager at
		2007	Prospector Partners, LLC
since April 2003.
Managing Director of White
Mountains Advisors, LLC from
April 2003 to August 2005.

Peter N. Perugini, Jr.	Secretary	Indefinite;	Chief Financial Officer at	N/A	None
Year of Birth: 1970	Treasurer	Secretary	Prospector Partners, LLC
		since	since 2000.
		September 7,	Controller of Prospector
		2007	Partners, LLC from 1997-2000.
Indefinite;
Treasurer
since
June 6,
2007

Kim Just	Chief	Indefinite;	Chief Compliance Officer at	N/A	None
Year of Birth: 1967	Compliance	Since	Prospector Partners, LLC since
	Officer	September 7,	March 2006.
		2007	Manager, Whittlesey & Hadley,
P.C., an accounting services firm
from September 1997 to
March 2006.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2011

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Brian Wiedmeyer	Assistant	Indefinite;	Assistant Vice President for	N/A	None
Year of Birth: 1973	Secretary	Since	US Bancorp Fund Services, LLC,
		September 7,	a mutual fund service provider,
		2007	since January 2005.

Douglas Schafer	Assistant	Indefinite;	Compliance Officer for	N/A	None
Year of Birth: 1970	Secretary	Since	US Bancorp Fund Services, LLC,
		September 7,	a mutual fund service provider,
		2007	since April 2002.

^	The address for all directors and officers is 370 Church Street, Guilford, Connecticut 06437.
*	Each of the Company’s directors was elected by written consent of the sole shareholder of the Funds on September 7, 2007.
†	John D. Gillespie is an interested director of the Fund because he is also the managing member of the Investment Manager.

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-734-7862.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  John Rossello, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal periods.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal periods for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$50,000	$47,900
Audit-Related Fees	$0	$0
Tax Fees	$6,200	$5,900
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services that exceed $5,000 for the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The audit committee noted that as indicated in the table below, for the registrant’s prior two fiscal periods, no fees were billed by the registrant’s independent public accountants in connection with non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*                    /s/John D. Gillespie
John D. Gillespie, President

Date     March 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/John D. Gillespie
John D. Gillespie, President

Date     March 6, 2012

By (Signature and Title)*                    /s/Peter N. Perugini, Jr.
Peter N. Perugini, Jr., Treasurer

Date     March 6, 2012

* Print the name and title of each signing officer under his or her signature.